CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating activities:
Net income	$ 1,485	$ 170
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	778	787
Net change in operating assets and liabilities	(337)	1,210
Deferred income taxes - net and uncertain tax positions	(124)	(437)
Impairment of long lived assets	57	64
Stock-based compensation	43	25
Other items	29	136
Loss from sale of long lived assets and investments	20	22
Net cash provided by operating activities	1,951	1,977
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(163)	0
Purchase of property, plant and equipment	(417)	(489)
Purchase of investments and other assets	(116)	(113)
Proceeds from sales of long lived assets and investments	142	150
Other investing activities	(21)	(80)
Net cash used in investing activities	(575)	(532)
Financing activities:
Purchases of treasury shares	0	(497)
Net change in short-term debt	(274)	5
Dividends paid	(590)	(549)
Proceeds from exercise of options by employees	210	13
Proceeds from long-term loans and other long-term liabilities	(2)	0
Repayment of long-term loans and other long-term liabilities	(785)	(1,982)
Other financing activities	(12)	2
Net cash used in financing activities	(1,453)	(3,008)
Translation adjustment on cash and cash equivalents	(12)	(71)
Net change in cash and cash equivalents	(89)	(1,634)
Balance of cash and cash equivalents at beginning of period	1,038	2,879
Balance of cash and cash equivalents at end of period	$ 949	$ 1,245